GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill for the year ended December 31, 2011 are shown below.

(Dollars in thousands)
Balance at December 31, 2010	$51,820
Goodwill acquired:
Liberty banking center acquisition	17,102
Flagstar banking center acquisition	26,128
Balance at December 31, 2011	$95,050